Share Capital (Details Textual) - $ / shares		1 Months Ended
	Mar. 02, 2017	Dec. 19, 2018	Feb. 21, 2017
Share Capital (Textual)
Ordinary shares per share		$ 0.56
Description Of ordinary shares issued	On 21 February 2017, 139,292 ordinary shares were issued at US$7.92 (S$11.30) per share.	Convertible Loan was swapped into a Convertible Loan with the Company which in turn, was immediately converted into 178,726 ordinary shares of the Company at an issue price of US$10.27. The holder of the Convertible Loan also received 74,469 bonus Warrants (See Note 15 (c)(iv)) of the Company.	On 2 March 2017, 63,280 ordinary shares were issued at US$7.92 (S$11.30) per share.
Description of business combination		Each of DOTA’s 3,011,247 outstanding warrants were converted into the Company’s Warrants at a 1:1 ratio. The Warrants C allows the holder to subscribe for the ordinary shares of the Company at a 1:1 basis at an exercise price of US$11.50. The warrants shall lapse and expire after five years from the closing of the business combination.